FAIR VALUE ON A RECURRING BASIS AS OF SEPTEMBER 30, 2014 (DETAILS)	Sep. 30, 2015 shares
Quoted Prices In Active Markets for Identical Assets (Level 1)
Derivative liabilities - warrant instruments Level 1	0
Significant Other Observable Inputs (Level 2)
Derivative liabilities - warrant instruments Level 2	0
Significant Unobservable Inputs (Level 3)
Derivative liabilities - warrant instruments Level 3	2,651,155
Total Carrying Value as of September 30,2015
Derivative liabilities - warrant instruments Total Carrying Value	2,651,155